Consolidated statements of changes in equity - USD ($) $ in Thousands		Total	Share Capital		Other equity instruments		Legal reserve	Legal reserve Ordinary and Extraordinary General Shareholders Meeting on April26, 2022 [Member]	Legal reserve Ordinary and Extraordinary General Shareholders Meeting on December7, 2022 [Member]	[2]	Share-based payment		Share repurchase reserve	Share repurchase reserve Ordinary and Extraordinary General Shareholders Meeting on April26, 2022 [Member]	Share repurchase reserve Ordinary and Extraordinary General Shareholders Meeting on December7, 2022 [Member]	[2]	Other accumulated comprehensive income (losses)	Accumulated profit (losses)		Accumulated profit (losses) Ordinary and Extraordinary General Shareholders Meeting on April26, 2022 [Member]	Accumulated profit (losses) Ordinary and Extraordinary General Shareholders Meeting on December7, 2022 [Member] [2]
Beginning Balance at Dec. 31, 2019		$ 603,716	$ 659,399								$ 15,842						$ (3,857)	$ (67,668)
Profit/Loss for the year		(102,749)																(102,749)
Other comprehensive income for the year		346															346
Total comprehensive profit (loss) for the year		(102,403)															346	(102,749)
Share-based payments	[1]	7,205	1								7,204
Ending Balance at Dec. 31, 2020		508,518	659,400								23,046						(3,511)	(170,417)
Profit/Loss for the year		50,650																50,650
Other comprehensive income for the year		(2,465)															(2,465)
Total comprehensive profit (loss) for the year		48,185															(2,465)	50,650
Reduction of capital stock		72,695	(72,695)	[2]														72,695	[2]
Share-based payments	[2]	8,556	1								8,555
Ending Balance at Dec. 31, 2021		565,259	586,706								31,601						(5,976)	(47,072)
Profit/Loss for the year		269,535																269,535
Other comprehensive income for the year		(2,718)															(2,718)
Total comprehensive profit (loss) for the year		266,817															(2,718)	269,535
Creation of legal reserve								$ 1,255	$ 1,348											$ (1,255)	$ (1,348)
Creation of share repurchase reserve														$ 23,840	$ 25,625					$ (23,840)	$ (25,625)
Reduction of capital stock		39,530	(39,530)	[2]														39,530	[2]
Cashless exercises of warrant	[2]	32,144			$ 32,144	[3]
Share repurchase	[2]	(29,304)	(29,304)
Share-based payments	[2]	9,144	1								9,143	[4]
Ending Balance at Dec. 31, 2022		$ 844,060	$ 517,873		$ 32,144		$ 2,603				$ 40,744		$ 49,465				$ (8,694)	$ 209,925

[1]	Including 10,592 and 10,494 of share-based payment expenses for the years ended December 31, 2021 and 2020, respectively (see Note 8), net of tax charges.
[2]	See Note 21.
[3]	Including 32,894 of cashless exercise of warrant (Note 18.3 and 18.5.1), net of 750 related to expenses.
[4]	Including 16,576 share-based payment expenses (Note 8), net of tax charges.